9. OTHER PAYABLES AND ACCRUED LIABILITIES (Details 1) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Other Payables And Accrued Liabilities Details 1
Accrued marketing expense, beginning		¥ 0	[1]	¥ 0
Reclassification from provision of credit losses for other financing receivable		127,807		0
Addition		51,284		0
Accrued marketing expense, ending	[1]	¥ 179,091		¥ 0

[1]	After July 2017, accrued marketing expense represents the estimation of future cash out-flow for purchase of delinquent CeraVest loans from CeraVest investors, net off the future cash in-flow collectible from such loans. The Company has no legal obligation to purchase delinquent loans from investors but provides such solution for marketing purpose.